Mezzanine Equity (Details) $ in Thousands			12 Months Ended
	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 CNY (¥) shares	Dec. 31, 2023
Mezzanine Equity [Line Items]
Investment price annualized return percent			7.50%
Xinyu High-Tech Investment Co Ltd [Member]
Mezzanine Equity [Line Items]
Ordinary shares	105,263	105,263
Shares split and re-designated	10,526,300	10,526,300
Shares issued value	$ 14,104	¥ 100,000